Shareholders' Equity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 23, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Shareholders' Equity (Details) [Line Items]
Statutory reserve, description		In addition, the Company’s subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital.
Restricted net amount (in Shares)		2,519,600
Tax expense benefit
Statutory Surplus [Member]
Shareholders' Equity (Details) [Line Items]
Statutory reserve, description		Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Statutory reserves		$ 857,801	$ 1,410,264	$ 970,009
Restricted net amount (in Shares)		23,264,745	11,482,521
Maxim Group LLC [Member]
Shareholders' Equity (Details) [Line Items]
Stockholder's equity stock split, description	On February 28, 2021, the Company entered into a securities purchase agreement (“SPA”) with certain accredited investors. According to the SPA, the Company agreed to sell 2,666,666 shares of the Company's common stock and issue unregistered warrants to purchase up to an additional 2,666,666 shares of common stock in the concurrent private placement transaction (the transaction). On March 3, 2021, the Company issued 2,666,666 common shares at US$6.00 per share to those investors, with a par value of $0.0001 per share, and issued 2,666,666 warrants, generating total gross proceeds of $15,999,996. Net proceeds from the transaction after issuance cost of $1,317,119 were $14,682,877 which was allocated to common shares and warrants issued on their relative fair value basis of $11,131,829 and $3,551,048, respectively.